Consolidated statements of changes in equity - USD ($)	Share capital	Share premium	Group reorganization reserve	Accumulated deficit	Total
Beginning balance at Dec. 31, 2014	$ 1,110	$ 3,964,455		$ (14,884,023)	$ (10,918,458)
Loss for the year				(8,516,699)	(8,516,699)
Total comprehensive loss for the year				(8,516,699)	(8,516,699)
Conversion of promissory notes	3,573	6,275,213			6,278,786
Group reorganization	539,267	(10,239,668)	$ 9,938,362		237,961
Issue of share capital	1,095,805	41,334,240			42,430,045
Cost of issuance		(2,898,693)			(2,898,693)
Exercise of share options and warrants	5,536	98,733			104,269
Issue of warrants to acquire assets				2,340,373	2,340,373
Share-based payments				665,124	665,124
Ending balance at Dec. 31, 2015	1,645,291	38,534,280	9,938,362	(20,395,225)	29,722,708
Loss for the year				(40,324,302)	(40,324,302)
Total comprehensive loss for the year				(40,324,302)	(40,324,302)
Conversion of promissory notes	177,786	3,373,000			3,550,786
Issue of share capital	897,812	18,701,566			19,599,378
Cost of issuance		(3,370,155)			(3,370,155)
Exercise of share options and warrants	7,310	110,003			117,313
Share-based payments				513,541	513,541
Ending balance at Dec. 31, 2016	2,728,199	57,348,694	9,938,362	(60,205,986)	9,809,269
Loss for the year				(44,810,366)	(44,810,366)
Total comprehensive loss for the year				(44,810,366)	(44,810,366)
Issue of share capital	846,667	24,569,634			25,416,301
Cost of issuance		(1,734,562)			(1,734,562)
Exercise of share options and warrants	14,335	689,072			703,407
Share-based payments				1,708,075	1,708,075
Ending balance at Dec. 31, 2017	$ 3,589,201	$ 80,872,838	$ 9,938,362	$ (103,308,277)	$ (8,907,876)